The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Variable Portfolio - PIMCO Mortgage-Backed Securities Fund (to be renamed Variable Portfolio - TCW Core Plus Bond Fund) filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 12, 2014 (Accession No. 0001193125-14-047648), which is incorporated herein by reference.